revenue from contracts with customers	12 Months Ended
Dec. 31, 2021
revenue from contracts with customers
revenue from contracts with customers

6revenue from contracts with customers

(a)	Revenues

In the determination of the minimum transaction prices in contracts with customers, amounts are allocated to fulfilling, or completion of fulfilling, future contracted performance obligations. These unfulfilled, or partially unfulfilled, future contracted performance obligations are largely in respect of services to be provided over the duration of the contract. The following table sets out our aggregate estimated minimum transaction prices allocated to remaining unfulfilled, or partially unfulfilled, future contracted performance obligations and the timing of when we might expect to recognize the associated revenues; actual amounts could differ from these estimates due to a variety of factors, including the unpredictable nature of: customer behaviour; industry regulation; the economic environments in which we operate; and competitor behaviour.

As at December 31 (millions)	2021	2020
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period 1, [2]
During the 12-month period ending one year hence	$2,369	$2,279
During the 12-month period ending two years hence	915	883
Thereafter	56	35
	$3,340	$3,197

1	Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.
2	IFRS-IASB requires the explanation of when we expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

(b)Accounts receivable

As at December 31 (millions)	Note	2021	2020
Customer accounts receivable		$2,194	$1,986
Accrued receivables – customer		313	241
Allowance for doubtful accounts	4(b)	(81)	(119)
		2,426	2,108
Accrued receivables – other		245	247
Accounts receivable – current		$2,671	$2,355

(c)Contract assets

Years ended December 31 (millions)	Note	2021	2020
Balance, beginning of period		$850	$1,238
Net additions arising from operations		1,324	959
Amounts billed in the period and thus reclassified to accounts receivable [1]		(1,343)	(1,363)
Change in impairment allowance, net	4(b)	6	15
Other		—	1
Balance, end of period		$837	$850
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence		$571	$582
The 12-month period ending two years hence		248	253
Thereafter		18	15
Balance, end of period		$837	$850
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets		$571	$582
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	24	(13)	(10)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	24	(115)	(133)
		$443	$439

1	For the year ended December 31, 2021, amounts billed for our mobile products and services and reclassified to accounts receivable totalled $734 (2020 – $1,015).